CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY / PARENT NET INVESTMENT - USD ($) $ in Thousands	Total	Total Common Stockholders’ Equity	Preferred Stock Series A	Common Stock	Additional Paid-in Capital	Retained Earnings	Noncontrolling Interest	Parent Net Investment	Class A Common Stock	Class A Common Stock Common Stock	Class B Common Stock Common Stock
Balance at beginning of period (shares) at Dec. 31, 2014			0							0	0
Balance at beginning of period at Dec. 31, 2014	$ 56,178	$ 0	$ 0		$ 0	$ 0	$ 0	$ 56,178		$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(14,820)							(14,820)
Contribution from Parent in exchange for note payable	11,750							11,750
Distribution (to) from Parent	25,869							25,869
Balance at end of period (shares) at Dec. 31, 2015			0							0	0
Balance at end of period at Dec. 31, 2015	78,977	0	$ 0		0	0	0	78,977		$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(15,189)							(15,189)
Distribution (to) from Parent	1,432							1,432
Balance at end of period (shares) at Dec. 31, 2016			0							0	0
Balance at end of period at Dec. 31, 2016	65,220	0	$ 0		0	0	0	65,220		$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(11,948)	2,449				2,449	(18,811)	4,414
Distribution (to) from Parent	(2,267)							(2,267)
Issuance of preferred stock and warrants (shares)			95,000	4,900,776						588,276
Issuance of preferred stock and warrants	90,780	20,186	$ 70,594		20,186
Proceeds and shares obtained in the Transaction (shares)										5,856,581	29,807,692
Proceeds and shares obtained in the Transaction	18,688	7,451			7,447		78,604	(67,367)		$ 1	$ 3
Distribution to noncontrolling interest, net	(38,106)						(38,106)
Benefit from reversal of valuation allowance	1,537	1,537			1,537
Stock Issued During Period, Shares, Restricted Stock Award, Gross										119,456
Stock based compensation	1,245	1,245			1,245
Series A Preferred stock dividends (shares)			5,530
Series A Preferred Stock dividends	(38)	(12,936)	$ 12,898		(10,487)	(2,449)
Preferred stock conversions (shares)			(2,832)	1,429,335					246,262	3,475,665
Series A Preferred stock conversions	0	2,832	$ (2,832)		2,832
Series B Preferred Stock dividends, deemed dividends and return	(2,447)	(2,447)			(2,447)
Impact of transactions affecting noncontrolling interests	0	9,633			9,633		(9,633)
Balance at end of period (shares) (Scenario, Previously Reported [Member]) at Dec. 31, 2017										6,222,299.000	29,807,692.000
Balance at end of period (shares) at Dec. 31, 2017			97,698							6,222,299	29,807,692
Balance at end of period at Dec. 31, 2017	122,664	29,950	$ 80,660		29,946	0	12,054	$ 0		$ 1	$ 3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	908	23,331				23,331	(22,423)
Stock based compensation	3,288	3,288			3,288
Series A Preferred stock dividends (shares)			1,949
Series A Preferred Stock dividends	(1,948)	(3,897)	$ 1,949			(3,897)
Series B Preferred Stock dividends, deemed dividends and return	(11,576)	(11,576)				(11,576)
Balance at end of period (shares) at Jun. 30, 2018			99,647							6,542,368	29,807,692
Balance at end of period at Jun. 30, 2018	113,075	38,492	$ 82,609		30,630	$ 7,858	(8,026)			$ 1	$ 3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted stock issued (shares)										352,330
Restricted stock withheld for taxes (shares)										(32,261)
Restricted stock withheld for taxes	(261)	(261)			(261)
Impact of transactions affecting noncontrolling interests	$ 0	$ (2,343)			$ (2,343)		$ 2,343